Derivative Financial Instruments and Fair Value Measurements (Details Narrative) (10K) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrant outstanding		12,000
Convertible debt	$ 9,000	$ 429,000
Share price	$ 0.0107	$ 0.06	$ 0.97